Right of use assets, net and lease liability - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 1,316,009	$ 1,551,184	$ 1,805,616
Contingent rental income	136,181	229,727	204,172
2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	444,523	546,671	562,681
Greater than 1 year and less than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	753,230	843,404	1,002,351
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Operating lease commitments by lessor	$ 118,256	$ 161,109	$ 240,584